LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2018
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOAN RECEIVABLE
NOTE 10 – LOAN RECEIVABLE

In August 2015, the Company entered into a cooperation agreement with Xinjiang Deyuan and the controlling shareholder of Xinjiang Deyuan (“Deyuan Shareholder”). Pursuant to the agreement, (i) Xinjiang Deyuan agreed to sell to Guizhou Taibang no less than 500 tonnes of source plasma in batches over the next three years, before July 31, 2018, and (ii) Guizhou Taibang agreed to provide Xinjiang Deyuan with an interest-bearing loan at an interest rate of 6% per annum with an aggregate principal amount of
RMB300,000,000 (approximately $43,710,000). The loan was due July 31, 2018 and secured by a pledge of Deyuan Shareholder’s 58.02% equity interest in Xinjiang Deyuan.

In August 2018, the Company extended this cooperation agreement with Xinjiang Deyuan and Deyuan Shareholder for another 3 years to purchase at least an additional 500 tonnes of source plasma and to extend the due date of the loan to July 31, 2021.The loan is secured by a pledge of Deyuan Shareholder’s 58.02% equity interest in Xinjiang Deyuan. $3,784,297 of the loan principal was set off against the equivalent amount in accounts payable for purchase of plasma from Xinjiang Deyuan for the year ended December 31, 2018.

Interest income of $2,904,886,
$2,514,936 and $2,661,700 were recognized and
$695,757,
$2,514,936 and $1,985,767 were received in cash by Guizhou Taibang and $2,062,426,
nil and $675,933 were set off against the equivalent amounts in accounts payable for the purchase of plasma from Xinjiang Deyuan for the year ended December 31, 2018, 2017 and 2016, respectively.